Stock Purchase Plan and Preferred Stock	12 Months Ended
Dec. 31, 2014
Stock Purchase Plan and Preferred Stock [Abstract]
STOCK PURCHASE PLAN AND PREFERRED STOCK
STOCK PURCHASE PLAN AND PREFERRED STOCK
As of December 31, 2014, 33,958 employees contributed to the Company’s ESOP, a voluntary defined contribution plan available to all eligible salaried employees. Participants are allowed to contribute, on a pretax or after-tax basis, up to the lesser of twenty percent of their annual compensation or the maximum dollar amount allowed under the Internal Revenue Code. The Company matches one hundred percent of all contributions up to six percent of eligible employee contributions. Such participant contributions may be invested in a variety of investment funds or a Company common stock fund and may be exchanged between investments as directed by the participant. Participants are permitted to diversify both future and prior Company matching contributions previously allocated to the Company common stock fund into a variety of investment funds.
The Company made contributions to the ESOP on behalf of participating employees, representing amounts authorized by employees to be withheld from their earnings, of $109,036, $97,381 and $88,363 in 2014, 2013 and 2012, respectively. The Company’s matching contributions to the ESOP charged to operations were $74,574, $67,428 and $142,791 for 2014, 2013 and 2012, respectively. The 2012 Company contributions include $80,000 related to the DOL Settlement. See Note 9 for additional information on the DOL Settlement.
At December 31, 2014, there were 12,456,468 shares of the Company’s common stock being held by the ESOP, representing 13.2 percent of the total number of voting shares outstanding. Shares of Company common stock credited to each member’s account under the ESOP are voted by the trustee under instructions from each individual plan member. Shares for which no instructions are received are voted by the trustee in the same proportion as those for which instructions are received.
On August 1, 2006, the Company issued 500,000 shares of convertible serial preferred stock, no par value (Series 2 Preferred stock) with cumulative quarterly dividends of $11.25 per share, for $500,000 to the ESOP. The ESOP financed the acquisition of the Series 2 Preferred stock by borrowing $500,000 from the Company at the rate of 5.5 percent per annum. This borrowing was payable over ten years in equal quarterly installments. Each share of Series 2 Preferred stock was entitled to one vote upon all matters presented to the Company’s shareholders and generally voted with the common stock together as one class. The Series 2 Preferred stock was held by the ESOP in an unallocated account. As the value of compensation expense related to contributions to the ESOP was earned, the Company had the option of funding the ESOP by redeeming a portion of the preferred stock or with cash. Contributions were credited to the members’ accounts at the time of funding. The Series 2 Preferred stock was redeemable for cash or convertible into common stock or any combination thereof at the option of the ESOP based on the relative fair value of the Series 2 Preferred and common stock at the time of conversion. At December 31, 2014, 2013 and 2012, there were no allocated or committed-to-be released shares of Series 2 Preferred stock outstanding. In 2013 and 2012, the Company redeemed for cash 60,681 and 59,187 shares of Series 2 Preferred stock, respectively. The fair value of the Series 2 Preferred stock is based on a conversion/redemption formula outlined in the preferred stock terms. At December 31, 2013 and 2012, the fair value of the Series 2 Preferred stock was $86,309 and $210,773, respectively. In 2014, the Company redeemed for cash the remaining 40,406 shares of Series 2 Preferred stock.